united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/20

Item 1. Reports to Stockholders.

LeaderShares® AlphaFactor® US Core Equity ETF

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2020

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-480-757-4277 www.leadersharesetfs.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.leadersharesetfs.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

LeaderShares® AlphaFactor® US Core Equity ETF (LSAF): -13.73%*

*	From November 1, 2019 through April 30, 2020 Source: Gemini Fund Services.

During the LeaderShares® AlphaFactor® US Core Equity ETF (the “Fund”) fiscal first half of the year, the U.S. large-cap equities, represented by the S&P 500 Index** sold-off aggressively during calendar Q1 of 2020 due to Covid-19 fears, at one point reaching a drawdown of almost -34%. The volatility spike put pressure on all risk assets. The Federal Reserve stepped-in by providing market liquidity and cutting rates, and U.S. policy makers enacted stimulus support bills.

During the period, the Fund posted a loss of -13.73% (Source: Gemini). The S&P 500 Index posted a loss of -3.16%. The Fund’s performance was mainly driven by a volatile environment caused by Covid-19 fears, which contributed to risk markets selling off aggressively during calendar Q1 of 2020. This short-term underperformance does not alter the larger body of research by Redwood and others that indicates growth and large cap size factors do not add value over longer periods of time on a risk adjusted basis, versus the opposite factor exposures of value and smaller cap size. The Fund will continue to implement its disciplined quantitative stock selection and risk management processes based on the larger body of research.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk-return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

3698-NLD-6/26/2020

Leadershares® AlphaFactor® US Core Equity ETF
PORTFOLIO REVIEW
April 30, 2020 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2020, compared to its benchmark:

	Six Months	One Year	Since Inception(a)
LeaderShares® AlphaFactor® US Core Equity ETF - NAV	(13.73)%	(11.52)%	(7.49)%
LeaderShares® AlphaFactor® US Core Equity ETF - Market Price	(13.81)%	(11.56)%	(7.52)%
S&P 500 Index (b)	(3.16)%	0.86%	1.75%
AlphaFactor® US Core Equity Index (c)	(13.48)%	(10.82)%	(6.71)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/1/2018) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the February 28, 2020 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 1, 2018

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The AlphaFactor® US Core Equity Index, the Fund advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of the top 1,000 market capitalizations may be considered large or mid-cap companies. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2020
Percent of
Top 10 Industries	Net Assets
Diversified Financial Services	8.2%
Retail	7.4%
Banks	6.8%
Software	5.9%
Telecommunications	5.6%
Internet	5.2%
Healthcare - Services	5.2%
Media	4.9%
Electronics	4.8%
Semiconductors	3.9%
Other/Cash and Equivalents	42.1%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

Shares		Fair Value
	COMMON STOCK - 98.8%
	AEROSPACE / DEFENSE - 0.8%
17,100	Hexcel Corp.	$591,489

	APPAREL - 1.9%
9,329	Carter’s, Inc.	729,528
8,860	Ralph Lauren Corp.	653,691
		1,383,219
	AUTO MANUFACTURERS - 1.0%
4,684	Cummins, Inc.	765,834

	BANKS - 6.8%
29,361	Bank of America Corp.	706,132
14,820	Citigroup, Inc.	719,659
3,971	Goldman Sachs Group, Inc.	728,361
7,001	JPMorgan Chase & Co.	670,416
60,016	KeyCorp	699,186
17,939	Morgan Stanley	707,335
6,555	PNC Financial Services Group, Inc.	699,222
		4,930,311
	BIOTECHNOLOGY - 1.8%
3,156	Amgen, Inc.	754,978
1,995	Biogen, Inc. *	592,176
		1,347,154
	BUILDING MATERIALS - 1.9%
10,850	Eagle Materials, Inc.	661,959
23,867	Johnson Controls International PLC	694,768
		1,356,727
	CHEMICALS - 1.0%
8,731	Celanese Corp.	725,284

	COMMERCIAL SERVICES - 3.2%
19,678	CoreLogic, Inc.	756,029
3,269	FleetCor Technologies, Inc. *	788,646
6,257	United Rentals, Inc. *	804,025
		2,348,700
	COMPUTERS - 3.8%
2,506	Apple, Inc.	736,263
45,954	DXC Technology Co.	833,146
35,502	HP, Inc.	550,636
14,976	NetApp, Inc.	655,500
		2,775,545
	DISTRIBUTION / WHOLESALE - 1.0%
51,043	KAR Auction Services, Inc.	764,624

	DIVERSIFIED FINANCIAL SERVICES - 8.2%
18,346	Alliance Data Systems Corp.	918,584
42,838	Ally Financial, Inc.	702,115
7,268	American Express Co.	663,205
6,066	Ameriprise Financial, Inc.	697,226
11,970	Capital One Financial Corp.	775,177
2,329	Credit Acceptance Corp. *	725,647
17,304	Discover Financial Services	743,553
38,392	Synchrony Financial	759,778
		5,985,285
	ELECTRIC - 2.0%
11,333	Evergy, Inc.	662,187
23,171	NRG Energy, Inc.	776,924
		1,439,111
	ELECTRONICS - 4.8%
11,568	Arrow Electronics, Inc. *	727,859
24,645	Avnet, Inc.	739,843
7,286	Keysight Technologies, Inc. *	705,066
929	Mettler-Toledo International, Inc. *	668,824
3,475	Waters Corp. *	649,825
		3,491,417
	FOOD - 2.9%
20,758	Kroger Co.	656,160
34,155	Pilgrim’s Pride Corp. *	751,410
7,501	Post Holdings, Inc. *	688,967
		2,096,537

The accompanying notes are an integral part of these financial statements

LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Shares		Fair Value
	COMMON STOCK - 98.8% (Continued)
	HAND / MACHINE TOOLS - 2.0%
9,038	Lincoln Electric Holdings, Inc.	$727,649
9,919	Regal Beloit Corp.	704,348
		1,431,997
	HEALTHCARE - PRODUCTS - 2.9%
4,469	Danaher Corp.	730,503
12,506	Henry Schein, Inc. *	682,327
2,121	Teleflex, Inc.	711,383
		2,124,213
	HEALTHCARE - SERVICES - 5.2%
8,522	DaVita, Inc. *	673,323
2,053	Humana, Inc.	783,876
4,505	Molina Healthcare, Inc. *	738,685
7,717	Quest Diagnostics, Inc.	849,719
6,587	Universal Health Services, Inc.	696,180
		3,741,783
	HOUSEHOLD PRODUCTS / WARES - 1.0%
16,687	Spectrum Brands Holdings, Inc.	718,542

	INSURANCE -2.9%
6,922	Allstate Corp.	704,106
25,134	Athene Holding Ltd. *	678,618
15,686	Voya Financial, Inc.	708,537
		2,091,261
	INTERNET - 5.2%
531	Alphabet, Inc. *	716,138
312	Amazon.com, Inc. *	771,888
17,773	E*TRADE Financial Corp.	721,762
21,054	eBay, Inc.	838,581
3,404	VeriSign, Inc. *	713,104
		3,761,473
	MEDIA - 4.9%
27,977	Altice USA, Inc. *	726,563
1,454	Charter Communications, Inc. *	720,064
31,376	Discovery, Inc. *	703,450
30,829	DISH Network Corp. *	771,187
25,911	Fox Corp.	670,318
		3,591,582
	MISCELLANEOUS MANUFACTURING- 2.0%
6,318	AptarGroup, Inc.	676,531
39,516	Trinity Industries, Inc.	762,264
		1,438,795
	OFFICE / BUSINESS EQUIPMENT - 0.8%
33,534	Xerox Holdings Corp.	613,337

	OIL & GAS - 1.2%
20,167	ConocoPhillips	849,031

The accompanying notes are an integral part of these financial statements

LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Shares		Fair Value
	COMMON STOCK - 98.8% (Continued)
	PACKAGING & CONTAINERS - 0.9%
9,468	Ball Corp.	$621,006

	PHARMACEUTICALS - 2.8%
4,761	McKesson Corp.	672,491
7,730	PRA Health Sciences, Inc. *	745,945
18,928	Premier, Inc. *	627,652
		2,046,088
	RETAIL - 7.4%
11,018	Best Buy Co., Inc.	845,411
1,908	Domino’s Pizza, Inc.	690,562
3,264	Home Depot, Inc.	717,525
9,619	Starbucks Corp.	738,066
3,520	Ulta Beauty, Inc. *	767,078
41,222	Wendy’s Co.	818,669
8,893	Yum! Brands, Inc.	768,622
		5,345,933
	SEMICONDUCTORS - 3.9%
11,899	Intel Corp.	713,702
2,553	Lam Research Corp.	651,730
9,445	QUALCOMM, Inc.	743,038
11,668	Teradyne, Inc.	729,717
		2,838,187
	SOFTWARE - 5.9%
10,166	Cerner Corp.	705,419
4,384	Coupa Software, Inc. *	771,979
6,462	Fiserv, Inc. *	665,974
3,867	Microsoft Corp.	693,005
13,234	Oracle Corp.	701,005
29,741	Teradata Corp. *	731,331
		4,268,713
	TELECOMMUNICATIONS - 5.6%
21,122	AT&T, Inc.	643,587
29,605	Corning, Inc.	651,606
31,766	Juniper Networks, Inc.	686,146
7,438	LogMeIn, Inc.	635,652
43,161	Switch, Inc.	741,074
4,535	Ubiquiti, Inc.	734,806
		4,092,871
	TRANSPORTATION - 3.1%
11,201	CSX Corp.	741,842
4,933	Kansas City Southern	644,003
12,562	XPO Logistics, Inc. *	838,388
		2,224,233

	TOTAL COMMON STOCK (Cost - $69,407,812)	71,800,282

	TOTAL INVESTMENTS - 98.8% (Cost - $69,407,812)	$71,800,282
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.2%	841,918
	TOTAL NET ASSETS - 100.0%	$72,642,200

*	Non-Income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements

LeaderShares® AlphaFactor® US Core Equity ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2020

ASSETS
Investment securities:
At cost	$69,407,812
At fair value	$71,800,282
Cash	793,902
Dividends and interest receivable	51,743
Prepaid expenses	7,805
TOTAL ASSETS	72,653,732

LIABILITIES
Investment advisory fees payable	11,532
TOTAL LIABILITIES	11,532
NET ASSETS	$72,642,200

Net Assets Consist Of:
Paid in capital	$81,315,380
Accumulated losses	(8,673,180)
NET ASSETS	$72,642,200

Net Asset Value Per Share:
Net Assets	$72,642,200
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,325,000
Net asset value (Net Assets ÷ Shares Outstanding)	$21.85

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2020

INVESTMENT INCOME
Dividends (Less: Foreign Withholding Expense of $398)	$620,106
TOTAL INVESTMENT INCOME	620,106

EXPENSES
Investment advisory fees	272,941
TOTAL EXPENSES	272,941
NET INVESTMENT INCOME	347,165

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
Investments	(2,040,186)
In-kind redemptions	(6,947,880)
Realized loss on investments	(8,988,066)

Unrealized depreciation on:
Investments	(172,931)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(9,160,997)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,813,832)

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	For the Year
	April 30, 2020	Ended
	(Unaudited)	October 31, 2019
FROM OPERATIONS
Net investment gain	$347,165	$473,921
Net realized loss on investments	(2,040,186)	(2,161,025)
Net realized gain (loss) on in-kind redemptions	(6,947,880)	4,300,596
Unrealized appreciation (depreciation) on investments	(172,931)	5,007,886
Net increase (decrease) in net assets resulting from operations	(8,813,832)	7,621,378

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(303,427)	(447,090)
Net decrease in net assets resulting from distributions to shareholders	(303,427)	(447,090)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	30,618,639	53,641,177
Cost of shares redeemed	(23,270,884)	(37,252,588)
Net increase in net assets resulting from shares of beneficial interest	7,347,755	16,388,589

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,769,504)	23,562,877

NET ASSETS
Beginning of Period	74,411,704	50,848,827
End of Period	$72,642,200	$74,411,704

SHARE ACTIVITY
Shares sold	1,275,000	2,200,000
Shares redeemed	(875,000)	(1,500,000)
Net increase in shares of beneficial interest outstanding	400,000	700,000

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Six Months
	Ended		For the Year	For the Period
	April 30, 2020		Ended	Ended
	(Unaudited)		October 31, 2019	October 31, 2018*
Net asset value, beginning of period	$25.44		$22.85	$25.00

Activity from investment operations:
Net investment gain (loss) (1)	0.12		0.18	(0.00	) **
Net realized and unrealized gain (loss) on investments	(3.61)		2.58	(2.15)
Total from investment operations	(3.49)		2.76	(2.15)
Less distributions from:
Net investment income	(0.10)		(0.17)	—
Total distributions	(0.10)		(0.17)	—

Net asset value, end of period	$21.85		$25.44	$22.85

Market price, end of period	$21.84		$25.45	$22.86

Total return (2)	(13.73	)% (4)	12.16%	(8.60	)% (4)

Net assets, at end of period (000s)	$72,642		$74,412	$50,849

Ratio of expenses to average net assets	0.75	% (3)	0.75%	0.75	% (3)
Ratio of net investment income/(loss) to average net assets	0.95	% (3)	0.77%	(0.01	)% (3)
Portfolio Turnover Rate (5)	93	% (4)	193%	0	% (4)

*	Fund commenced operation on October 1, 2018.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2020

1.	ORGANIZATION

The LeaderShares® AlphaFactor® US Core Equity ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. The Fund commenced operations on October 1, 2018.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of-valuation. The independent pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

LeaderShares® AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the

LeaderShares® AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2020 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$71,800,282	$—	$—	$71,800,282
Total	$71,800,282	$—	$—	$71,800,282

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

LeaderShares® AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Quarterly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended 2018-2019 or positions expected to be taken in the Fund’s 2020 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2020, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $70,292,771 and $70,037,326, respectively.

For the six months ended April 30, 2020, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $30,592,773 and $23,644,894, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a unitary management fee, computed and accrued daily

LeaderShares® AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended April 30, 2020, the Fund incurred advisory fees in the amount of $272,941.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Fund’s 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund. Northern Lights Distributors, LLC, the Fund’s distributor, its affiliates, and the Fund’s Advisor or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund, including affiliates of the Advisor.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with GFS, the advisor on behalf of the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. For the six months ended April 30, 2020 the advisor paid GFS $20,995.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Trust. The Chief Compliance Officer of the Trust is also an officer of NLCS, and is not paid any fees directly by the Fund for serving in such capacity. For the six months ended April 30, 2020 the advisor paid NLCS $3,287.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the advisor on behalf of the Fund. For the six months ended April 30, 2020 the advisor paid Blu Giant $9,676.

LeaderShares® AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2020, was as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$69,431,945	$6,688,833	$(4,320,496)	$2,368,337

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2019 was as follows:

Fiscal Year Ended
October 31, 2019
Ordinary Income	$447,090
Long-Term Capital Gain	—
Return of Capital	—
$447,090

There were no distributions for the fiscal year ended October 31, 2018.

As of October 31, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$15,642	$—	$—	$(2,112,831)	$—	$2,541,268	$444,079

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

LeaderShares® AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

At October 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$2,112,831	$—	$2,112,831

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions resulted in reclassifications for the Fund for the year ended October 31, 2019 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$4,287,390	$(4,287,390)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$600	0.20%	2.00%

*	As a percentage of the amount invested.

LeaderShares® AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

8.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments, which include, but are not limited to authorized participant concentration risk, calculation methodology risk, concentration risk, active trading risk consumer discretionary sector risk, derivatives risk, equity risk, ETF structure risks, financials sector risk, fluctuation of net asset value risk, gap risk, index tracking error risk, industrials sector risk, industry concentration risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, new fund risks, passive investment risk, portfolio turnover risk, retail sector risk, and rules-based strategy risk.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses. In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value. The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares

LeaderShares® AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Advisor cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Index Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political vents affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

LeaderShares® AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
EXPENSE EXAMPLES (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Ratio
	Account Value	Account Value	During Period*	During Period**
	11/1/19	4/30/20	11/1/19 - 4/30/20	11/1/19 - 4/30/20
Actual	$1,000.00	$862.70	$3.47	0.75%

Hypothetical	$1,000.00	$1,021.13	$3.77	0.75%
(5% return before expenses)

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**	Annualized.

LeaderShares® AlphaFactor® US Core Equity ETF
Supplemental Information (Unaudited)
April 30, 2020

Approval of Advisory Agreement

LeaderShares AlphaFactor US Core Equity ETF

At a meeting held on March 4-5, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shares Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the reapproval of the investment advisory agreement (the “Advisory Agreement”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the LeaderShares AlphaFactor US Core Equity ETF (“LSAF or the Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreement with the Trust with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a summary of the financial condition of Redwood; a written report containing Redwood’s performance commentary for the prior quarterly period; Redwood’s compliance program, including its business continuity and cybersecurity policies, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1

LeaderShares® AlphaFactor® US Core Equity ETF
Supplemental Information (Unaudited) (Continued)
April 30, 2020

under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and independent reports prepared by Broadridge, an independent third party data provider, analyzing the performance record, fees and expenses of LSAF.

In reaching its conclusions with respect to the nature and quality of services to be provided by Redwood under the Advisory Agreement, the Board considered its frequent review of Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that the investment strategies used in the Fund employ quantitative and tactical investment elements and require a significant level of sophistication to execute. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act which include evaluating the regulatory compliance systems of Redwood and procedures reasonably designed to ensure compliance with federal securities laws, and that the Trust’s CCO’s conclusions regarding the operation of Redwood’s compliance program are unchanged. The Board also considered Redwood’s policies and procedures with respect to business continuity and information systems security and the Trust’s CCO’s review and evaluation of the same, which found them to be satisfactory. The Board noted that Redwood continued to have adequate capacity to operate both its investment and compliance program, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts, that Redwood had adequate cybersecurity and business continuity policies and procedures, and that Redwood’s risk management and associated policies appeared to be operating effectively to identify and monitor risks. The Board noted that Redwood had not reported any shareholder complaints or litigation, no significant operational issues, and since the favorable resolution of its previous SEC examination, no material compliance violations. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to LSAF, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Fund.

In considering the nature, extent, and quality of the services provided by Redwood, the Board also took into account its knowledge, acquired through multiple discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to the Fund and that the nature, overall quality and extent of the management services provided by Redwood to the Fund were satisfactory and reliable.

LeaderShares® AlphaFactor® US Core Equity ETF
Supplemental Information (Unaudited) (Continued)
April 30, 2020

Performance. In considering the performance of LSAF, the Board noted that it reviews at its regularly scheduled meetings information about LSAF’s performance results, as well as its previous deliberations with respect to LSAF. Among other data, the Board considered LSAF’s performance as compared to its custom benchmark index and against a group of peer funds (the “Peer Group”) provided by Broadridge, an independent third-party data provider, and found that LSAF underperformed the mean and median of its Peer Group, recognizing, however, that returns for the year ended December 31, 2019 were generally high for all funds in the Peer Group, and LSAF’s one-year return was 28.05%. The Board also took into account a comparison prepared by Redwood of an alternate peer group for the Fund that included risk management as a factor in peer selection, which Redwood believed to be a material factor in the construction of a peer group, and that the performance and expenses of LSAF compared more favorably with this peer group.

The Board also took into account management’s discussion of LSAF’s performance, including the quarterly written report containing Redwood’s performance commentary. The Board also noted LSAF’s risk adjusted returns and how the Fund was managed with respect to volatility. The Board also noted that that Redwood was actively monitoring the performance of LSAF. The Board also considered more recent performance information provided at the Meeting. The Board concluded that the overall performance of LSAF was satisfactory.

Fees and Expenses. Regarding the costs of the services provided by Redwood with respect to LSAF, the Board considered a comparison of the Fund’s unitary fee and net operating expense ratios to those of the funds in its Peer Group. The Board noted that Redwood charged a unitary fee of 0.75% (exclusive of brokerage fees and commissions, taxes, borrowing costs such as dividend expense on securities sold short and interest, fees and expenses of other investment companies in which the Fund may invest, extraordinary or non-recurring expenses, and the Redwood Fund’s allocated pro-rata portion of fees and expenses of the Independent Trustees and their legal counsel). The Board noted that the Fund’s unitary fee and total operating expenses were above the median of its Peer Group but were not the highest in its Peer Group. The Board took into account Redwood’s discussion of the Fund’s expenses. The Board also noted that Redwood did not manage any other accounts or funds that are similarly managed to LSAF, and the Board concluded that the advisory fee of the Fund is not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits are reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by Redwood based on current asset levels of the LSAF and considered the net profits of Redwood after its expenses were deducted from the unitary fee. The Board noted the direct and indirect costs of operating the LSAF in that analysis and concluded that Redwood’s profitability from its relationship with the Fund was not excessive.

LeaderShares® AlphaFactor® US Core Equity ETF
Supplemental Information (Unaudited) (Continued)
April 30, 2020

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of LSAF as the Fund grew and whether fee levels reflected these economies. The Board noted that although LSAF’s current advisory fee does not include breakpoints the Fund’s future shareholders should benefit from LSAF’s growth. The Board considered the profitability analysis included in the Board Materials and from prior deliberations and noted that while expenses of managing LSAF as a percentage of assets under management were expected to decrease as LSAF’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once LSAF had achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with each of the Fund. The Board considered that Redwood uses LSAF as a component of model portfolios it builds for its clients and that expanding its offering of mutual fund products will result in a greater number and type of model portfolios offered by Redwood. Redwood did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreement with respect to each of the Fund, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement with respect to LSAF for an additional one-year term was in the best interests of LSAF and its shareholders.

In considering the Advisory Agreement’s renewal, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-480-757-4277 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-480-757-4277.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: June 30, 2020